N-4	Jul. 26, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	TIAA CREF LIFE SEPARATE ACCOUNT VA-1
Entity Central Index Key	0001067490
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
C000053679 [Member]
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]
In Appendix A of the Intelligent Variable Annuity prospectus the “Portfolios” table is updated to reflect changes made to the Matson portfolios effective January 1, 2024.

	1yr	5 yr	Since Inception (February 18, 2014)

MATSON MONEY U.S. EQUITY VI PORTFOLIO	16.40%	12.30%	8.33%

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO	15.67%	7.29%	3.49%

MATSON MONEY FIXED INCOME VI PORTFOLIO	5.27%	0.82%	0.63%
For more information about these changes and about the portfolios in general, refer to the Matson Portfolio Prospectuses.
Please keep this supplement with your prospectus for future reference.

C000053679 [Member] | MATSON MONEY U.S. EQUITY VI PORTFOLIO [Member]
Prospectus:
Portfolio Company Name [Text Block]	MATSON MONEY U.S. EQUITY VI PORTFOLIO
Average Annual Total Returns, 1 Year [Percent]	16.40%
Average Annual Total Returns, 5 Years [Percent]	12.30%
Average Annual Total Returns, 10 Years [Percent]	8.33%
C000053679 [Member] | MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO [Member]
Prospectus:
Portfolio Company Name [Text Block]	MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO
Average Annual Total Returns, 1 Year [Percent]	15.67%
Average Annual Total Returns, 5 Years [Percent]	7.29%
Average Annual Total Returns, 10 Years [Percent]	3.49%
C000053679 [Member] | MATSON MONEY FIXED INCOME VI PORTFOLIO [Member]
Prospectus:
Portfolio Company Name [Text Block]	MATSON MONEY FIXED INCOME VI PORTFOLIO
Average Annual Total Returns, 1 Year [Percent]	5.27%
Average Annual Total Returns, 5 Years [Percent]	0.82%
Average Annual Total Returns, 10 Years [Percent]	0.63%